Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Net Carrying Amount of Goodwill
The changes in the net carrying amount of goodwill are as follows (in millions):

	Predecessor
	Employer Solutions	Professional Services	Total
Balance as of December 31, 2020	$1,985	$260	$2,245

Measurement period adjustments	2	—	2
Foreign currency translation	2	1	3

Balance as of June 30, 2021	$1,989	$261	$2,250

	Successor
	Employer Solutions	Professional Services	Total
Balance as of July 1, 2021	$3,309	$74	$3,383

Acquisitions	255	—	255

Balance as of December 31, 2021	$3,564	$74	$3,638

Schedule of Intangible Assets by Asset Class
Intangible assets by asset class are as follows (in millions):

	Successor			Predecessor
	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,662	$119	$3,543	$2,078	$486	$1,592
Technology related intangibles	254	20	234	316	180	136
Trade name (finite life)	407	14	393	8	6	2
Trade name (indefinite life)	—	—	—	3	—	3

Total	$4,323	$153	$4,170	$2,405	$672	$1,733

Schedule of Intangible Asset Net Carrying Amount and Weighted Average Remaining Useful Lives
The following table reflects intangible asset net carrying amount and weighted average remaining useful lives as of December 31, 2021 (in millions, except for years):

	Net Carrying Amount	Weighted Average Remaining Useful Lives
Intangible assets at December 31, 2021:
Customer-related and contract based intangibles	$3,543	14.5
Technology related intangibles	234	5.5
Trade name (finite life)	393	14.3

Total	$4,170

Schedule of Intangible Assets Expected Annual Amortization Expense
Subsequent to December 31, 2021, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangible
2022	$245	$43	$28
2023	245	43	28
2024	245	43	28
2025	245	43	28
2026	245	42	27
Thereafter	2,318	20	254

Total amortization expense	$3,543	$234	$393